Equity Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments
Summary of TSYS Equity Investments

(in thousands)	2018	2017
CUP Data	$138,791	127,367
Other	41,870	36,151
Total	$180,661	163,518